Leases - Supplemental Cash Flow Information for Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows relating to operating leases	¥ 14,765	¥ 10,203
Lease liabilities arising from obtaining right-of-use assets	¥ 16,835	¥ 7,890